REVENUES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Total Revenues, net	$ 35,143	$ 102,528	$ 384,731	$ 438,205	$ 612,192	$ 4,223,354
Natural gas
REVENUES
Revenue, gross	194,822	267,495	902,931	1,122,187	1,480,319	6,183,080
Less gathering and processing	(214,129)	(233,820)	(736,928)	(900,441)	1,176,975	2,357,942
Total Revenues, net	(19,307)	33,675	166,003	221,746	303,344	3,825,138
NGL
REVENUES
Total Revenues, net	53,028	31,673	192,706	102,784	147,877	265,507
Oil
REVENUES
Total Revenues, net	$ 1,422	$ 37,180	$ 26,022	$ 113,675	$ 160,971	$ 132,709